Offerings	May 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares underlying Warrants Issued to Selling Shareholders
Amount Registered | shares	4,260,000
Proposed Maximum Offering Price per Unit	0.11
Maximum Aggregate Offering Price	$ 468,600.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 64.71
Offering Note	Represents shares offered by the selling shareholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common shares being registered hereunder include such indeterminate number of shares as may be issuable as a result of share splits, share dividends or similar transactions.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a) of the Securities Act of 1933, as amended. Given that there is no proposed maximum offering price per common share, the registrant calculates the proposed maximum aggregate offering price, by analogy to Rule 457(f)(2), based on the as adjusted book value of the common shares. Given that the registrant’s common shares are not traded on an exchange or over-the-counter, the registrant did not use the market prices of its common shares in accordance with Rule 457(c).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares issued to Selling Shareholders
Amount Registered | shares	14,942,795
Proposed Maximum Offering Price per Unit	0.11
Maximum Aggregate Offering Price	$ 1,643,707.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 227.00
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a) of the Securities Act of 1933, as amended. Given that there is no proposed maximum offering price per common share, the registrant calculates the proposed maximum aggregate offering price, by analogy to Rule 457(f)(2), based on the as adjusted book value of the common shares. Given that the registrant’s common shares are not traded on an exchange or over-the-counter, the registrant did not use the market prices of its common shares in accordance with Rule 457(c).